CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 3,546	$ 3,239
Financial assets	1,230	1,537
Accounts and other receivable, net	6,550	5,178
Inventory, net	2,562	2,416
Other assets	1,155	2,969
Current Assets	15,043	15,339
Non-Current Assets
Financial assets	11,253	10,834
Accounts and other receivable, net	1,175	1,101
Other assets	877	343
Property, plant and equipment	11,013	13,232
Deferred income tax assets	2,083	1,744
Intangible assets	18,513	18,317
Equity accounted investments	2,494	2,325
Goodwill	13,310	12,239
Total assets	75,761	75,474
Current Liabilities
Accounts payable and other	7,630	10,550
Non-recourse borrowings in subsidiaries of the partnership	1,352	1,616
Current Liabilities	8,982	12,166
Non-Current Liabilities
Accounts payable and other	6,558	6,141
Corporate borrowings	1,325	2,142
Non-recourse borrowings in subsidiaries of the partnership	41,072	35,104
Deferred income tax liabilities	2,513	2,613
Total liabilities	60,450	58,166
Equity
Limited partners	2,294	1,752
Non-controlling interests attributable to:
Redemption-exchange units	1,350	1,644
Special limited partner	0	0
BBUC exchangeable shares	1,807	1,721
Preferred securities	740	740
Interest of others in operating subsidiaries	9,120	11,451
Total equity	15,311	17,308
Total liabilities and equity	$ 75,761	$ 75,474